T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 73.2%
T. Rowe Price Funds:
Growth Stock Fund	765,848	156,695	85,407	12,787,140	904,434
Equity Index 500 Fund	731,820	191,696	115,803	10,825,738	852,310
Value Fund	717,705	200,778	71,580	24,762,418	837,713
Overseas Stock Fund	386,281	93,687	30,354	45,311,279	454,925
International Value Equity Fund	331,812	119,039	16,984	33,726,436	421,580
International Stock Fund	371,840	68,416	42,963	24,159,391	411,918
Emerging Markets Stock Fund	242,977	51,290	14,886	6,737,596	290,054
Mid-Cap Growth Fund	202,727	40,869	9,998	2,625,626	230,425
Mid-Cap Value Fund	175,542	51,050	9,323	8,416,246	210,743
New Horizons Fund(2)	133,821	33,228	5,960	2,702,654	163,456
Small-Cap Stock Fund(2)	123,672	30,003	6,182	3,035,045	144,863
Small-Cap Value Fund	113,056	29,223	6,362	3,047,507	128,879
Real Assets Fund	95,038	24,698	4,602	10,521,899	109,954
Total Equity Mutual Funds (Cost $5,084,468)					5,161,254

BOND MUTUAL FUNDS 26.7%
T. Rowe Price Funds:
New Income Fund	657,086	156,246	94,246	75,437,287	750,601
International Bond Fund (USD
Hedged)	210,807	58,124	13,893	25,818,490	261,283
U. S. Treasury Long-Term Fund	195,877	44,610	76,126	12,247,372	178,077
Limited Duration Inflation Focused
Bond Fund	129,985	48,314	6,794	34,174,605	173,265
Dynamic Global Bond Fund	140,480	44,588	7,358	18,827,423	172,836
Emerging Markets Bond Fund	142,413	33,691	11,546	14,276,143	166,174
High Yield Fund	97,559	33,106	5,082	19,277,407	125,303
Floating Rate Fund	29,017	24,259	2,379	5,256,295	50,145
Total Bond Mutual Funds (Cost $1,812,473)					1,877,684

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund,1.32% (3)	2,532	146,228	140,883	7,876,979	7,877
Total Short-Term Investments (Cost $7,877)					7,877

Total Investments in Securities 100.0%
(Cost $6,904,818)					$7,046,815

Other Assets Less Liabilities (0.0)%					(309)

Net Assets 100.0%					$7,046,506

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(168)	$(4,874)	$3,112
Emerging Markets Bond Fund	(290)	1,616	6,129
Emerging Markets Stock Fund	1,486	10,673	3,716
Equity Index 500 Fund	10,102	44,597	12,668
Floating Rate Fund	—	(752)	1,237
Growth Stock Fund	20,622	67,298	2,993
High Yield Fund	156	(280)	4,742
International Bond Fund (USD
Hedged)	3,772	6,245	3,376
International Stock Fund	1,968	14,625	10,701
International Value Equity Fund	373	(12,287)	12,308
Limited Duration Inflation
Focused Bond Fund	1,959	1,760	1,062
Mid-Cap Growth Fund	12,848	(3,173)	773
Mid-Cap Value Fund	5,907	(6,526)	3,384
New Horizons Fund	17,681	2,367	—
New Income Fund	2,009	31,515	15,817
Overseas Stock Fund	934	5,311	10,263
Real Assets Fund	354	(5,180)	3,276
Small-Cap Stock Fund	8,721	(2,630)	—
Small-Cap Value Fund	5,523	(7,038)	973
U. S. Treasury Long-Term Fund	17,535	13,716	3,560
Value Fund	2,104	(9,190)	15,872
U. S. Treasury Money Fund	—	—	351
Totals	$113,596#	$147,793	$116,313+

#	Capital gain distributions from mutual funds represented $83,279 of the net realized gain
(loss) .
+	Investment income comprised $116,313 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.